Annual Fund Operating Expenses - Class I2 - Transamerica Unconstrained Bond - I2	Mar. 01, 2021
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Acquired fund fees and expenses	0.01%	[1]
Total annual fund operating expenses	0.71%

[1]	Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.